Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2017
Consolidated Statements of Cash Flows [abstract]
Consolidated Statements of Cash Flows

Note 30 – Consolidated Statements of Cash Flows

Components of the net change in non-cash working capital are as follows:

December 31,	2017	2016
Decrease (increase) in current assets
Trade and other receivables	$(4,911)	$491
Inventories	3,305	(3,251)
Prepaid expenses	(36)	(492)
Increase (decrease) in current liabilities
Trade and other payables, including warranty provision	1,815	(1,669)
Deferred revenue	(11)	(461)
Total	$162	$(5,382)